Cover	Sep. 01, 2021
Cover [Abstract]
Entity Registrant Name	iCoreConnect, Inc
Entity Central Index Key	0001408057
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 01, 2021
Entity Incorporation State Country Code	NV
Entity File Number	000-52765
Entity Tax Identification Number	13-4182867
Entity Address Address Line 1	13506 Summerport Parkway #160
Entity Address City Or Town	Windermere
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34786
City Area Code	888
Local Phone Number	810-7706
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false